Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 21,132,149	$ 16,059,120	$ 15,343,582
Fees for Product Package [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	4,175,578	4,200,971	4,312,840
Other Adjustments and Interest on sundry Credits [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	2,284,616	2,460,486	701,835
Rental of Safety Deposit Boxes [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	742,212	793,964	788,112
Other Financial Income [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,159,068	259,317	89,397
Other income from services [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	2,454,260	4,536,925	6,390,361
Income for sale of non-currents assets held for sale [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	7,107,613	754,383
Other [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 3,208,802	$ 3,053,074	$ 3,061,037